Stockholders’ Equity	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

6. STOCKHOLDERS’ EQUITY

2017 Equity Incentive Plan

Under the 2017 Equity Incentive Plan (the “Plan”) the Company can issue up to 5,000,000 shares of common stock pursuant to non-qualified stock options, restricted stock grants and other equity-based incentives. At December 31, 2024, 1,760,000 shares are available under the plan.

Issuance of Common Stock and Options

Issuances to Intelligent Partners

On February 22, 2021, pursuant to the Restructure Agreement (Note 4), Intelligent Partners and its controlling members (Fitton and Carper) agreed to extinguish the notes and Transferred Note, and terminate or amend and restate the SPA and Transaction Documents and the Company: (i) issued to Fitton and Carper, as holders of the Transferred Note, pursuant to the Stock Purchase Agreement a total of 462,963 shares of common stock at a purchase price of $0.54 per share, which purchase price was paid by the conversion and in full satisfaction of the Company’s obligation under the Transferred Note and is included in the calculation of the repurchase price of the debt; and (ii) granted Intelligent Partners, pursuant to the Option Grant, an option to purchase a total of 500,000 shares of common stock, with an exercise price of $0.54 per share which vested immediately and may be exercised through September 30, 2025. The Company valued the purchase option at approximately $598,000 using the Black-Scholes pricing model. The Company granted Intelligent Partners, Fitton and Carper certain registration rights with respect to (i) the 500,000 shares currently owned by Fitton and Carper; (ii) the 462,963 Conversion Shares issued to Fitton and Carper, and (iii) the 500,000 shares of common stock issuable upon exercise of the option. Commencing six months from the closing date, if the shares owned by Fitton, Carper and Intelligent Partners cannot be sold pursuant to a registration statement and cannot be sold pursuant to Rule 144 without the Company being in compliance with the current public information requirements of Rule 144, if the Company is not in compliance with the current public information requirements, the Company is required to pay damages to Intelligent Partners.

Option Grants Pursuant to Consulting Agreements

Pursuant to a consulting agreement, the Company granted options to purchase a total of 900,000 shares of common stock of which options to purchase a total of 900,000 shares of common stock which expire on February 21, 2031. Option to purchase 300,000 shares of common stock at $1.00 per share, 100,000 shares at $3.00 per share and 100,000 shares at $5.00 per share are currently exercisable. Option to purchase 200,000 shares at an exercise price of $3.00 per share, become exercisable on the first day on which the Company files with the SEC a Form 10-K or Form 10-Q which reports stockholders’ equity of at least $5,000,000 and options to purchase 200,000 shares at an exercise price of $5.00 per share become exercisable on the date on which the Common Stock is listed for trading on the Nasdaq Stock Market or the New York Stock Exchange.

The Company recognized option expense of approximately $6,000 and $49,000 for the years ended December 31, 2024 and 2023, respectively, with respect to these options.

Option Grants to the Chief Executive Officer

The Company’s chairman of the board holds an outstanding options to purchase 600,000 shares which options expire February 22, 2031. An option to purchase 200,000 shares of common stock at an exercise price of $1.00 per share is currently exercisable. An options to purchase 200,000 shares of common stock at $3.00 becomes exercisable on the first day on which the Company files with the SEC a Form 10-K or Form 10-Q which reports stockholders’ equity of at least $5,000,000, and an options to purchase 200,000 shares of Common Stock at an exercise price of $5.00 per share becomes exercisable on the date on which the Common Stock is listed for trading on the Nasdaq Stock Market or the New York Stock Exchange. The Company did not recognize an option expense with respect to these options during the year ended December 31, 2024 or 2023.

A summary of the status of the Company’s stock options and changes is set forth below:

	Number of Options (#)	Weighted Average Exercise Price ($)	Weighted Average Grant Date Fair Value ($)	Weighted Average Remaining Contractual Life (Years)
Balance - December 31, 2022	2,000,000	2.39	1.20	6.80
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Cancelled	—	—	—	—
Balance - December 31, 2023	2,000,000	2.39	1.20	5.80
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Cancelled	—	—	—	—
Balance - December 31, 2024	2,000,000	2.39	1.20	4.80
Options exercisable at end of period	1,200,000	1.31	1.20	3.95

The outstanding options do not have an intrinsic value as of December 31, 2024 and 2023.

As of December 31, 2024, there was approximately $960,000 of unrecognized compensation expense related to nonvested stock option awards that is expected to be recognized over a weighted average expected term of approximately 6.23 years.

Issuance of Warrants

A summary of the status of the Company’s warrants and changes is set forth below:

	Number of Warrants (#)	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Years)
Balance - December 31, 2022	962,463	0.54	8.15
Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
Cancelled	—	—	—
Balance - December 31, 2023	962,463	0.54	7.14
Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
Cancelled	—	—	—
Balance - December 31, 2024	962,463	0.54	6.14

The warrants contain certain minimum ownership percentage antidilution rights pursuant to which the aggregate number of shares of common stock purchasable upon the initial exercise of the warrant shall not be less than 10% of the aggregate number of outstanding shares of capital stock of the Company (determined on a fully diluted basis). The outstanding warrants do not have an intrinsic value as of December 31, 2024 and 2023.